SIGNIFICANT ACCOUNTING POLICIES, Basis of Consolidation (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basis of consolidation [Abstract]
Assets		S/ 236,753,609	S/ 244,846,740	S/ 237,406,000
Liabilities		207,173,900	217,809,301	211,961,000
Equity		29,579,709	27,037,439	25,445,647	S/ 26,746,310
Net income (loss)		S/ 4,745,388	S/ 3,671,829	S/ 334,138
Grupo Credito S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[1]	Holding, Peru
Percentage of interest (direct and indirect)	[1]	100.00%	100.00%
Assets	[1]	S/ 211,585,283	S/ 218,429,760
Liabilities	[1]	181,786,223	191,639,807
Equity	[1]	29,799,060	26,789,953
Net income (loss)	[1]	S/ 4,598,002	S/ 3,664,520
Pacifico Compania de Seguros y Reaseguros S.A and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[2]	Insurance, Peru
Percentage of interest (direct and indirect)	[2]	98.86%	98.86%
Assets	[2]	S/ 15,898,833	S/ 16,486,493
Liabilities	[2]	13,499,252	14,188,938
Equity	[2]	2,399,581	2,297,555
Net income (loss)	[2]	S/ 445,603	S/ (130,491)
Atlantic Security Holding Corporation and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[3]	Capital Markets, Cayman Islands
Percentage of interest (direct and indirect)	[3]	100.00%	100.00%
Assets	[3]	S/ 9,536,197	S/ 11,688,283
Liabilities	[3]	7,643,879	9,508,250
Equity	[3]	1,892,318	2,180,033
Net income (loss)	[3]	S/ 228,474	S/ 188,060
Credicorp Capital Ltd. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[4]	Capital Markets and asset management, Bermuda
Percentage of interest (direct and indirect)	[4]	100.00%	100.00%
Assets	[4]	S/ 4,504,629	S/ 4,692,121
Liabilities	[4]	3,559,262	3,701,411
Equity	[4]	945,367	990,710
Net income (loss)	[4]	S/ 31,089	S/ 81,992
CCR Inc. [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[5]	Special purpose Entity, Bahamas
Percentage of interest (direct and indirect)	[5]	100.00%	100.00%
Assets	[5]	S/ 388	S/ 105,733
Liabilities	[5]	4	104,703
Equity	[5]	384	1,030
Net income (loss)	[5]	S/ (646)	S/ (254)
Banco de Credito del Peru and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[6]	Banking, Peru
Percentage of interest (direct and indirect)	[6]	97.74%	97.74%
Assets	[6]	S/ 193,278,232	S/ 199,307,837
Liabilities	[6]	170,005,995	178,545,004
Equity	[6]	23,272,237	20,762,833
Net income (loss)	[6]	S/ 4,683,775	S/ 3,662,192
Inversiones Credicorp Bolivia S.A. and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[7]	Banking, Bolivia
Percentage of interest (direct and indirect)	[7]	99.92%	99.96%
Assets	[7]	S/ 12,740,036	S/ 13,839,856
Liabilities	[7]	11,826,789	12,952,609
Equity	[7]	913,247	887,247
Net income (loss)	[7]	S/ 80,377	S/ 80,752
Prima AFP [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[8]	Private pension fund administrator, Peru
Percentage of interest (direct and indirect)	[8]	100.00%	100.00%
Assets	[8]	S/ 734,966	S/ 839,772
Liabilities	[8]	238,177	265,185
Equity	[8]	496,789	574,587
Net income (loss)	[8]	S/ 109,511	S/ 146,057
Tenpo SpA and Subsidiaries [Member]
Basis of consolidation [Abstract]
Activity and country of incorporation	[9]	Holding, Chile
Percentage of interest (direct and indirect)	[9]	100.00%	100.00%
Assets	[9]	S/ 242,754	S/ 158,328
Liabilities	[9]	90,186	43,140
Equity	[9]	152,568	115,188
Net income (loss)	[9]	S/ (124,748)	S/ (34,362)
Credicorp Holding Colombia S.A.S. And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[10]	100.00%	100.00%
Assets	[10]	S/ 2,889,479	S/ 3,288,924
Liabilities	[10]	2,322,263	2,608,445
Equity	[10]	567,216	680,479
Net income (loss)	[10]	S/ 16,198	S/ 51,723
Credicorp Capital Holding Chile And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[11]	100.00%	100.00%
Assets	[11]	S/ 1,194,663	S/ 1,121,622
Liabilities	[11]	1,000,676	933,173
Equity	[11]	193,987	188,449
Net income (loss)	[11]	S/ 12,658	S/ (6,108)
Credicorp Capital Holding Peru S A And Subsidiaries [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)	[12]	100.00%	100.00%
Assets	[12]	S/ 374,768	S/ 259,348
Liabilities	[12]	230,261	135,937
Equity	[12]	144,507	123,411
Net income (loss)	[12]	S/ 5,268	S/ 31,046
Credicorp Capital Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		100.00%	100.00%
Assets		S/ 1,050,130	S/ 1,544,956
Liabilities		898,518	1,378,697
Equity		151,612	166,259
Net income (loss)		S/ 33,045	S/ 37,147
Mibanco - Banco De La Microempresa De Colombia S.A. [Member]
Basis of consolidation [Abstract]
Percentage of interest (direct and indirect)		87.69%	85.58%
Assets		S/ 1,530,270	S/ 1,392,887
Liabilities		1,289,569	1,158,575
Equity		240,701	234,312
Net income (loss)		13,513	43,042
Mibanco [Member]
Basis of consolidation [Abstract]
Assets		17,225,400	16,162,600
Liabilities		14,444,800	13,799,600
Equity		2,780,600	2,363,000
Net income (loss)		424,900	266,300
Banco De Credito De Bolivia [Member]
Basis of consolidation [Abstract]
Assets		12,697,800	13,799,800
Liabilities		11,838,000	12,964,800
Equity		859,800	835,000
Net income (loss)		S/ 68,000	S/ 72,300

[1]	Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. We present the individual or consolidated figures of their financial statements of its main subsidiaries in accordance with IFRS and before eliminations for consolidation purposes:
[2]	Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.
[3]	Its main subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank in August 2021, see Note 2(a)), which was incorporated in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.
[4]	Credicorp Capital Ltd. was incorporated in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:
[5]	CCR Inc. was incorporated in the year 2000. Its main activity is to manage loans granted to BCP by foreign financial entities, see note 17(viii). These loans matured in the course of 2022 and were guaranteed by transactions carried out by BCP.
[6]	BCP was established in 1889 and its activities are regulated by the Peruvian Banking Regulator (Superintendencia de Banca, Seguros y AFP – SBS (the authority that regulates banking, insurance and pension funds activities in Peru, hereinafter “the SBS”).
[7]	Inversiones Credicorp Bolivia S.A. (hereinafter “ICBSA”) was incorporated in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.
[8]	Prima AFP is a private pension fund, and its activities are regulated by the SBS.
[9]	Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was incorporated in Chile in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”).
[10]	Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.
[11]	Credicorp Holding Chile was incorporated in Chile on July 18, 2012. It aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.
[12]	Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, It aims to be the Peruvian holding of investment banking. Its main subsidiary is Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.